STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]		Retained Earnings [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 3,592	$ 369	$ 116,603	$ 3		$ (121,173)		$ (606)
Balance (in shares) at Dec. 31, 2009	2,944,048	326,797
Stock based compensation	0	0	95	0		0		95
Release of restricted shares to employees and directors, net	229	0	(193)	0		0		36
Release of restricted shares to employees and directors, net (in shares)	172,666	0
Issuance of shares, in connection with interest expenses	98		(26)					72
Issuance of shares, in connection with interest expenses (in shares)	73,369
Issuance of shares in connection with compensation to consultants	62		(23)					39
Issuance of shares in connection with compensation to consultants (in shares)	45,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	52		0	52	52
Net income (loss)	0	0	0	0		669	669	669
Total comprehensive income							721
Balance at Dec. 31, 2010	3,981	369	116,456	55	[1]	(120,504)		357
Balance (in shares) at Dec. 31, 2010	3,235,083	326,797
Stock based compensation	0	0	102	0		0		102
Release of restricted shares to employees and directors, net	172	0	(172)	0		0		0
Release of restricted shares to employees and directors, net (in shares)	123,860	0
Issuance of shares, in connection with interest expenses	61		(25)					36
Issuance of shares, in connection with interest expenses (in shares)	43,005
Issuance of shares to an investor	72		(23)					49
Issuance of shares to an investor (in shares)	50,000
Comprehensive income:
Foreign currency translation adjustments	0	0	0	(55)		0	(55)	(55)
Net income (loss)	0	0	0	0		(219)	(219)	(219)
Total comprehensive income							(274)
Balance at Dec. 31, 2011	4,286	369	116,338	0	[1]	(120,723)		270
Balance (in shares) at Dec. 31, 2011	3,451,948	326,797
Stock based compensation	0	0	20			0		20
Release of restricted shares to employees and directors, net	30	0	(30)			0		0
Release of restricted shares to employees and directors, net (in shares)	22,985	0
Issuance of shares, in connection with interest expenses	21		(11)					10
Issuance of shares, in connection with interest expenses (in shares)	15,380
Issuance of shares in connection with compensation to consultants	10		(4)					6
Issuance of shares in connection with compensation to consultants (in shares)	7,500
Issuance of shares to an investor	101		(26)					75
Issuance of shares to an investor (in shares)	75,000
Comprehensive income:
Compensation related to warrant granted to convertible note holder	0	0	10			0		10
Net income (loss)	0	0	0			911	911	911
Total comprehensive income							911
Balance at Dec. 31, 2012	$ 4,448	$ 369	$ 116,297			$ (119,812)		$ 1,302
Balance (in shares) at Dec. 31, 2012	3,572,813	326,797

[1]	All accumulated other comprehensive income derived from foreign currency translation adjustments.